Intangible Assets, Net - Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights an Licensed Software (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights an Licensed Software [Line Items]
Subtotal	$ 15,964	$ 16,124
Less: accumulated amortization	(4,551)	(3,964)
Intangible assets, net	11,413	12,160
Land use rights [Member]
Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights an Licensed Software [Line Items]
Subtotal	13,878	14,086
Licensed software [Member]
Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights an Licensed Software [Line Items]
Subtotal	$ 2,086	$ 2,038